RISK MANAGEMENT (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Credit Risk Exposure Gross Value [Member]
Financial assets
Cash and balances with banks (Note 5)	R$ 137,031,197	R$ 146,614,670
Financial assets measured at fair value through profit or loss (Note 6)	551,306,606	371,883,348
Financial assets measured at fair value through other comprehensive income (Note 8) (1)	138,998,105	156,292,584
Loans and advances to financial institutions (Note 10)	235,485,067	196,421,127
Loans and advances to customers (Note 11)	791,468,154	720,239,586
Securities at amortized cost (Note 9)	263,111,062	273,148,967
Other assets (Note 16)	73,426,822	81,195,242
Commitments to extend credit - off balance (Note 11 and 24)	358,376,828	342,660,453
Financial guarantees - off balance (Note 11 and 24)	125,119,738	119,229,609
Total risk exposure	2,674,323,579	2,407,685,586
Credit Risk Exposure Expected Credit Loss [Member]
Financial assets
Cash and balances with banks (Note 5)
Financial assets measured at fair value through profit or loss (Note 6)	(3,516,837)
Financial assets measured at fair value through other comprehensive income (Note 8) (1)	(22,357)	(14,306)
Loans and advances to financial institutions (Note 10)	(13)	(187,829)
Loans and advances to customers (Note 11)	(47,011,092)	(47,857,481)
Securities at amortized cost (Note 9)	(3,564,491)	(6,157,000)
Other assets (Note 16)
Commitments to extend credit - off balance (Note 11 and 24)	(1,815,386)	(2,447,791)
Financial guarantees - off balance (Note 11 and 24)	(1,266,804)	(1,257,645)
Total risk exposure	R$ (57,196,980)	R$ (57,922,052)